SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Principles of Consolidation (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Policies
Principles of Consolidation

Principles of Consolidation

The unaudited condensed consolidated financial statements include the accounts of Zivo Bioscience, Inc. (Nevada) and its wholly-owned subsidiaries, Health Enhancement Corporation (Nevada), HEPI Pharmaceuticals, Inc. (Delaware), WellMetrix, LLC (Delaware), WellMetris, LLC (Delaware), Zivo Bioscience, LLC (Florida), ZIVO Zoologic, Inc. (Delaware), and Zivo Biologic, Inc. (Delaware). All significant intercompany transactions and accounts have been eliminated in consolidation.

Principles of Consolidation

The consolidated financial statements include the accounts of Zivo Bioscience, Inc. and its wholly-owned subsidiaries, Health Enhancement Corporation, HEPI Pharmaceuticals, Inc., Wellmetrix, LLC, Zivo Bioscience, LLC and Zivo Biologic, Inc. All significant intercompany transactions and accounts have been eliminated in consolidation.